Shares - Dividends (Details)						3 Months Ended					12 Months Ended
	Jan. 03, 2020 CAD ($)	Oct. 04, 2019 CAD ($)	Jul. 05, 2019 CAD ($)	Apr. 05, 2019 CAD ($)	Jan. 04, 2019 CAD ($)	Dec. 31, 2019 $ / shares $ / shares	Sep. 30, 2019 $ / shares	Jun. 30, 2019 $ / shares	Mar. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2019 $ / shares $ / shares	Dec. 31, 2019 CAD ($) $ / shares	Dec. 31, 2018 CAD ($)
Equity, Class of Treasury Stock [Line Items]
Per share						$ 0.04	$ 0.04	$ 0.02	$ 0.02	$ 0.02
Total paid or payable | $		$ 1,028	$ 505	$ 503	$ 500							$ 3,066,000	$ 1,996,000
Annual aggregate dividend (in CAD per share)						$ 0.12					$ 0.12	$ 0.12
Quarterly dividends paid (CAD per share)											$ 0.16
Subsequent event
Equity, Class of Treasury Stock [Line Items]
Total paid or payable | $	$ 1,030,000